UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

U.S.TREASURY RESERVES PORTFOLIO

FORM N-Q

MAY 31, 2012

U.S. TREASURY RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
U.S. Treasury Bills - 81.9%
U.S. Treasury Bills	0.020 - 0.080%	6/7/12	$2,873,591,000	$2,873,558,885	(a)
U.S. Treasury Bills	0.075 - 0.105%	6/14/12	2,074,400,000	2,074,339,939	(a)
U.S. Treasury Bills	0.058 - 0.075%	6/21/12	3,130,845,000	3,130,727,049	(a)
U.S. Treasury Bills	0.045 - 0.065%	6/28/12	3,766,500,000	3,766,329,938	(a)
U.S. Treasury Bills	0.060 - 0.070%	7/5/12	391,310,000	391,284,519	(a)
U.S. Treasury Bills	0.055 - 0.080%	7/12/12	360,954,000	360,925,696	(a)
U.S. Treasury Bills	0.075 - 0.080%	7/19/12	147,392,000	147,376,305	(a)
U.S. Treasury Bills	0.080 - 0.090%	7/26/12	540,930,000	540,859,407	(a)
U.S. Treasury Bills	0.090 - 0.111%	8/9/12	363,331,000	363,264,083	(a)
U.S. Treasury Bills	0.120%	8/16/12	100,000,000	99,974,667	(a)
U.S. Treasury Bills	0.125 - 0.135%	8/23/12	255,740,000	255,663,946	(a)
U.S. Treasury Bills	0.150%	9/13/12	250,000,000	249,891,667	(a)
U.S. Treasury Bills	0.140 - 0.150%	9/20/12	196,165,000	196,077,357	(a)
U.S. Treasury Bills	0.148 - 0.150%	9/27/12	225,960,000	225,850,420	(a)
U.S. Treasury Bills	0.103 - 0.140%	10/4/12	224,100,000	224,000,828	(a)
U.S. Treasury Bills	0.131 - 0.135%	10/25/12	175,000,000	174,905,556	(a)
U.S. Treasury Bills	0.120%	11/1/12	100,000,000	99,949,000	(a)
U.S. Treasury Bills	0.140 - 0.146%	11/8/12	450,000,000	449,714,222	(a)
U.S. Treasury Bills	0.140%	11/23/12	137,340,000	137,246,532	(a)
U.S. Treasury Bills	0.200%	3/7/13	100,000,000	99,845,000	(a)

Total U.S. Treasury Bills				15,861,785,016

U.S. Treasury Notes - 18.0%
U.S. Treasury Notes	1.875%	6/15/12	633,000,000	633,424,596
U.S. Treasury Notes	1.750%	8/15/12	255,087,000	255,947,369
U.S. Treasury Notes	1.375%	10/15/12	370,000,000	371,686,292
U.S. Treasury Notes	1.375%	11/15/12	982,000,000	987,470,341
U.S. Treasury Notes	4.000%	11/15/12	75,000,000	76,304,919
U.S. Treasury Notes	0.500%	11/30/12	200,000,000	200,332,542
U.S. Treasury Notes	1.375%	1/15/13	325,000,000	327,382,231
U.S. Treasury Notes	0.625%	1/31/13	150,000,000	150,415,351
U.S. Treasury Notes	1.375%	2/15/13	202,000,000	203,669,156
U.S. Treasury Notes	0.625%	2/28/13	70,000,000	70,229,651
U.S. Treasury Notes	2.750%	2/28/13	100,000,000	101,908,133
U.S. Treasury Notes	1.750%	4/15/13	100,000,000	101,342,058

Total U.S. Treasury Notes				3,480,112,639

TOTAL INVESTMENTS - 99.9% (Cost - $19,341,897,655#)				19,341,897,655
Other Assets in Excess of Liabilities - 0.1%				10,526,830

TOTAL NET ASSETS - 100.0%				$19,352,424,485

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

2

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$19,341,897,655	—	$19,341,897,655

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 26, 2012